Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Oct. 31, 2023	Jan. 31, 2023	Jan. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Warrant and convertible note derivative liability		$ 172,393
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant and convertible note derivative liability
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant and convertible note derivative liability
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant and convertible note derivative liability		$ 172,393